SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The interim financial statements are condensed and should be read in conjunction with the Group’s latest annual financial statements and that interim disclosures generally do not repeat those in the annual statements. Revenue presentation in the unaudited interim condensed consolidated financial statements and accompanying notes have been reclassified to conform to the current period’s presentation. The Group had made all adjustments necessary for a fair statement of the results for the interim periods.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs, including the VIEs’ subsidiaries, for which the Group is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Group operates its internet related business in the PRC through two PRC domestic companies, Jiufu Shuke and Beijing Puhui Lianyin Information Technology Limited (“Beijing Puhui”), whose equity interests are held by certain management members and the Founders of the Group. The Group established four wholly-owned foreign invested subsidiaries in the PRC, Beijing Shuzhi Lianyin Technology Co., Ltd (“Shunzhi Lianyin”), Zhuhai Xiaojin Hulian Technology Co., Ltd (“Xiaojin Hulian”), Zhuhai Wukong Youpin Technology Co., Ltd (“Wukong Youpin”), and Qinghai Fuyuan Network Technology (Shenzhen) Co., Ltd (“Qinghai Fuyuan”, together with Shunzhi Lianyin, Xiaojin Hulian, and Wukong Youpin collectively referred as the “WFOEs”).

By entering into a series of agreements (the “VIE Agreements”), the Group, through WFOEs, obtained control over Jiufu Shuke and Beijing Puhui (collectively referred as “VIEs”). The VIE Agreements enable the Group to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Group is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. In making the conclusion that the Group is the primary beneficiary of the VIEs, the Group’s rights under the Power of Attorney also provide the Group’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Group also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the Master Exclusive Service Agreement and pay service fees to the Group. By charging service fees to be determined and adjusted at the sole discretion of the Group, and by ensuring that the Master Exclusive Service Agreement is executed and remains effective, the Group has the rights to receive substantially all of the economic benefits from the VIEs.

Details of the VIE Agreements, are set forth below:

VIE Agreements that were entered to give the Group effective control over the VIEs include:

Voting Rights Proxy Agreement and Irrevocable Power of Attorney

Under which each shareholder of the VIEs grant to any person designated by WFOEs to act as its attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the equity interest held by such shareholders of the VIEs. The proxy and power of attorney agreements will remain effective as long as WFOEs exist. The shareholders of the VIEs do not have the right to terminate the proxy agreements or revoke the appointment of the attorney-in-fact without written consent of the WFOEs.

Exclusive Option Agreement

Under which each shareholder of the VIEs granted 9F or any third party designated by 9F the exclusive and irrevocable right to purchase from such shareholders of the VIEs, to the extent permitted by PRC law and regulations, all or part of their respective equity interests in the VIEs for a purchase price equal to the registered capital. The shareholders of the VIEs will then return the purchase price to 9F or any third party designated by 9F after the option is exercised. 9F may transfer all or part of its option to a third party at its own option. The VIEs and its shareholders agree that without prior written consent of 9F, they may not transfer or otherwise dispose the equity interests or declare any dividends. The restated option agreement will remain effective until 9F or any third party designated by 9F acquires all equity interest of the VIEs.

Spousal Consent

The spouse of each shareholder of the VIEs has entered into a spousal consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIEs in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIEs do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.

Loan Agreement

Pursuant to the loan agreements between WFOEs and each shareholder of the VIEs, WFOEs extended loans to the shareholders of the VIEs, who had contributed the loan principal to the VIEs as registered capital. The shareholders of VIEs may repay the loans only by transferring their respective equity interests in VIEs to 9F Inc. or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.

VIE Agreements that enables the Group to receive substantially all of the economic benefits from the VIEs include:

Equity Interest Pledge Agreement

Pursuant to equity interest pledge agreement, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to WFOEs to secure the performance by VIEs and their shareholders of their respective obligations under the contractual arrangements, including the payments due to WFOEs for services provided. In the event that the VIEs breach any obligations under these agreements, WFOEs as the pledgees, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity interests. The shareholders of the VIEs shall not transfer their equity interests or create or permit to be created any pledges without the prior written consent of WFOEs. The equity interest pledge agreement will remain valid until the master exclusive service agreement and the relevant exclusive option agreements and proxy and power of attorney agreements, expire or terminate.

Master Exclusive Service Agreement

Pursuant to exclusive service agreement, WFOEs have the exclusive right to provide the VIEs with technical support, consulting services and other services. WFOEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs may not accept any services covered by this agreement provided by any third party. The VIEs agree to pay service fees to be determined and adjusted at the sole discretion of the WFOEs. The agreement will remain effective unless WFOEs terminate the agreement in writing.

Risks in relation to the VIE structure

The Group believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Discontinue or restrict the operations of any related-party transactions among the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Impose fines or other requirements on the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Require the Group’s PRC subsidiaries or consolidated affiliated entities to revise the relevant ownership structure or restructure operations; and/or;
●	Restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China;
●	Shut down the Group’s servers or blocking the Group’s online platform;
●	Discontinue or place restrictions or onerous conditions on the Group’s operations; and/or
●	Require the Group to undergo a costly and disruptive restructuring.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholders, and it may lose the ability to receive economic benefits from the VIEs. The Group currently does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, WFOEs, or the VIEs.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,	As of June 30,
	2020	2021
	RMB	RMB
Assets:
Cash and cash equivalents	1,501,733	1,293,615
Term deposits	135,000	105,000
Investment in marketable securities	—	77,109
Accounts receivable, net	9,888	45,957
Other receivables, net	68,742	144,449
Loan receivables, net	221,200	163,200
Prepaid expenses and other assets	740,959	837,041
Contracts assets, net	10,374	6,494
Long‑term investments, net	491,510	489,727
Operating lease right-of-use assets, net	18,611	16,130
Property, equipment and software, net	51,701	39,507
Goodwill, net	72,304	72,304
Intangible assets, net	40,187	38,700
Total assets	3,362,209	3,329,233
Liabilities:
Deferred revenue	81,246	9,904
Payroll and welfare payable	29,152	12,614
Income taxes payable	224,533	238,179
Accrued expenses and other liabilities	238,170	274,219
Operating lease liabilities	19,100	15,408
Amounts due to related parties	24,146	23,967
Deferred tax liabilities	5,742	5,392
Total liabilities	622,089	579,683

	For the six months ended
	June 30,
	2020	2021
	RMB	RMB
Net revenues	787,925	332,913
Net income (loss)	(406,710)	10,552

	For the six months ended
	June 30,
	2020	2021
	RMB	RMB
Net cash provided by (used in) operating activities	(175,504)	(228,263)
Net cash used in investing activities	(396,186)	20,145
Net cash provided by (used in) financing activities	—	—

Under the VIE Arrangements, the Group has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Group considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for assets that correspond to the amount of the registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Group to provide additional financial support to the VIEs. However, as the Group conducts its businesses primarily based on the licenses held by the VIEs, the Group has provided and will continue to provide financial support to the VIEs.

Revenue-producing assets held by the VIEs include certain internet content provision (“ICP”) licenses and other licenses, domain names and trademarks. The ICP licenses and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC, and therefore are integral to the Group’s operations. The ICP licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

The VIE contributed an aggregate of 92.87% and 84.72% of the consolidated net revenues for six months ended June 30,2020 and 2021 respectively. As of December 31, 2020 and June 30,2021, the VIE accounted for an aggregate of 62.42% and 64.41% respectively, of the consolidated total assets, and 53.48% and 50.81%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIE primarily consist of cash and cash equivalents.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements are estimates and judgments applied in revenue recognition, allowance for receivables, impairment loss of investments, share-based compensation and realization of deferred tax assets. Actual results may differ materially from these estimates.

Revenue recognition

The Group follows the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified Topic 606 to account for its revenues.

The core principle of Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Online Lending Information Intermediary Services revenue

Through its online platform, the Group provides intermediary services on the personal financing product, One Card, under which the holders of One Card can apply for loans on a revolving basis (“revolving loan products”). The Group also provides one-time loan facilitation services to meet various consumption needs (“non-revolving loan product”). For revolving loan products and non-revolving loan products, the Group’s services provided consist of:

a)	Matching marketplace investors to potential qualified borrowers and facilitating the execution of loan agreements between the parties (referred to as “loan facilitation service”); and
b)

Providing repayment processing services for the marketplace investors and borrowers over the loan term, including repayment reminders and following up on late repayments (referred to as “post origination services”).

The Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform.

The Group considers its customers to be both the investors and borrowers. The Group considers the loan facilitation service and post origination services as two separate services, which represent two separate performance obligations under Topic 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the total transaction price to be the service fees chargeable from the borrowers and investors. The transaction price is allocated to the loan facilitation services and post origination services using their relative standalone selling prices consistent with the guidance in Topic 606. The Group does not have observable standalone selling price information for the loan facilitation services or post origination services because it does not provide loan facilitation services or post origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the Group uses an expected plus margin approach to estimate the standalone selling prices of loan facilitation services and post origination services as the basis of revenue allocation, which involves significant judgements. In estimating its standalone selling price for the loan facilitation services and post origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised good or service (that is, an asset) to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the investor and the borrower and the principal loan balance is transferred to the borrower, at which time the loan facilitation service is considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided ratably on a monthly basis. A majority of the service fee is charged to the borrowers, which is collected upfront upon at the loan inception or collected over the loan term. Investors pay service fees to the Group either at the beginning and at the end of the investment commitment period (in terms of automated investing tools) or over the terms of the loan (in terms of self-directing investing tools). In 2018, 2019 and 2020, service fees charged at the beginning or at the end of the investment commitment period or over the terms of the loans in the periods presented were calculated to be equal to an annualized interest rate ranging from 0.5% to 1.5% based on the investment amount and the investment term. Service fees charged to borrowers and investors, including the service fees charged to investors collected at the end of the investment commitment period or over the terms of the loans in the periods presented, were combined as contract price to be allocated to the two performance obligations relating to loan facilitation services and post-origination services, and recognized as revenue when the relevant services are delivered. Revenue recognized related to service fees not yet received from investors that will be collected at the end of the investment commitment period and over the commitment period are recorded as accounts receivable. All service fees are fixed and not refundable. Revenue recognized is recorded net of value added tax (“VAT”). Remaining performance obligations represent the amount of the transaction price for which service has not been performed under post-origination services.

In June 2021, the Group ceased publishing information relating to new offerings of investment opportunities in fixed income products for investors on its online lending information intermediary platform. Pursuant to certain collaboration arrangements entered into by the Group and a licensed asset management company, the rights of investors in existing loans underlying the fixed income products will be transferred to the asset management company. After such transfer, the outstanding balance of loans facilitated shall become nil, and the asset management company will provide existing investors with services in relation to the return of their remaining investment in loans.

Direct lending program revenue

Through its direct lending program, the Group provides traffic referral services to financial institution partners, allowing the financial institution partners to gain access to borrowers who passed the Group’s risk assessment. The Group’s services provided consist of:

a)	Matching financial institution partners to potential qualified borrowers, and facilitating the execution of loan agreements between the parties (also referred to as “loan facilitation service”); and
b)

Providing repayment processing services for the financial institution partners and borrowers over the loan term, including repayment reminders and loan collection (also referred to as “post origination services”).

Consistent with the revenue recognition policy under the online lending information intermediary services model, the Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record the loans receivable or payable arising from the loans facilitated between the financial institution partners and borrowers. The Group considers its customers to be both the financial institution partners and borrowers.

The Group considers the loan facilitation service and post origination service as two separate performance obligations. The Group determines the total transaction price to be the service fees chargeable from the borrowers or the financial institution partners, which is the contracted price adjusted for variable consideration such as potential loan prepayment by the borrows that could reduce the total transaction price, which is estimated using the expected value approach based on historical data and current trends of prepayments of the borrowers. Then the transaction price is allocated to the loan facilitation services and post origination services using their relative standalone selling prices consistent with the guidance in Topic 606, similar to online lending information intermediary services revenue.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring the promised service to customers. Revenues from loan facilitation services are recognized at the time a loan is originated between the financial institution partners and the borrowers and the principal loan balance is transferred to the borrowers, at which time the facilitation service is considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided ratably on a monthly basis.

Since April 2019, the Group has stopped charging service fees directly to the borrowers under its direct lending program. Instead, the Group started to charge service fees either directly to the institutional funding partners, or indirectly through third-party guarantee companies who provide guarantee services, or the insurance company who provided credit insurance to the institutional funding partners on their loans to the borrowers. The Group concluded this change did not alter the substance of the services it provided to borrowers and financial institution partners under the direct lending program, and therefore would not impact how revenue was recognized. In 2019, under a cooperation agreement, as amended (the “Cooperation Agreement”), the Group predominantly partnered with PICC Property and Casualty Company Limited Guangdong Branch (“PICC”) who provided the credit insurance service to institutional funding partners on the loan origination, PICC collected all of the loan facilitation service fees and remitted the Group’s portion of the service fees to the Group. The Group recorded an account receivable for the service fees confirmed and to be remitted by PICC.

Technical services

The Group offers technical services to customers including technology empowerment services, operation and marketing support services, customized software development, etc. Technology empowerment services to customers with respect to user acquisition, risk management, consumption scenario perception and comprehension and data modeling.

Technical services generate revenues primarily from fixed-price short-term contracts, revenue generated from technology empowerment services, operation and marketing support services is generally recognized over time on a ratable basis. Revenue generated from technology customized software development is recognized when control over the customized software has been transferred to the customer.

Wealth management services

Through its internet securities service platform,the Group provides Internet Securities Service, Insurance Brokerage Service and Small consumptive business in Southeast Asia.

The Group offers convenient and effective global asset allocation services, especially offshore securities investment services, to individual investors so as to connect them with Hong Kong and U.S. stock markets.Internet Securities Service generated revenue from commissions through customers’ transactions in stocks by providing brokerage service for its customers.

The Group enters into insurance brokerage service contracts with insurance companies with a pre-agreed commission. The commissions is normally calculated as a percentage (which varies depending on the type of insurance products involved) of the premium to the insurance companies from sales facilitated by the group in respect of an insurance product.For insurance brokerage service, the single performance obligation identified is to provide facilitation service to the insurance companies.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring the promised service to customers. The Internet Securities Service is recognized at a point in time on the trade date when the performance obligation is satisfied. The brokerage service commission are earned when each individual insurance transaction is completed.

Other revenues

Other revenues mainly include product sales revenues from online sales of goods, customer referral and government subsidy income,etc.

The Group generates product sales revenues primarily through selling of merchandise via its online shopping platform, 9F One Mall (“online agent model”), and through selling of upscale products via third party platforms (“online direct sales model”). Under online agent model, customers can buy merchandise provided by third-party merchandise suppliers on our 9F One Mall. The Group does not control the merchandise, but rather is acting as an agent for the suppliers. Revenue is recognized for the net amount of consideration the Group is entitled to retain in exchange for the agent service. The Group commenced the operations of the online direct sales model in the first quarter of 2019 and terminated the operations of the online direct sales model in the third quarter of 2019. Under the online direct sales model, revenue is recognized on a gross basis as the Group controls the merchandise before it is transferred to the customers, which is indicated by (i) the Group is primarily responsible for fulfilling the promise to provide the specified upscale products to the customers; (ii) the Group bears inventory risk; and (iii) the Group has discretion in establishing price.

Cash incentives

To expand market presence, the Group voluntarily provides cash incentives in the form of cash coupons to new and existing investors during its marketing activities. These coupons are not related to prior transactions, and can only be utilized in conjunction with subsequent lending activities. The cash incentives provided are accounted as a reduction of the transaction price according to ASC 606 10 32 25. Cash incentives paid to existing investors, cash incentives paid to new investors, and cash incentives recognized as a reduction of revenue for six months ended June 30, 2020 was RMB61.7 million, RMB1.86 million, and RMB64.4 million, respectively.Cash incentives paid to existing investors, cash incentives paid to new investors, and cash incentives recognized as a reduction of revenue for the six months ended June 30, 2021 was nil,nil,and nil due to cash incentives automatically expire on Decemeber 31,2020.

Value added taxes (“VAT”)

The Group is subject to value added tax, or VAT, at a rate of 16% from May 1,2018 to March 31,2019 and 13% thereafter on sales of products, and at a rate of 6% on services rendered by the Group, less any deductible VAT the Group has already paid or borne, except for entities qualified as small-scale taxpayers at a VAT rate of 3% without any deduction. Since April 1, 2019, the Group has been subject to an additional 10% deductible VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. VAT is reported as a deduction to revenue when incurred and amounted to RMB101,869 and RMB102,953 for the six months ended June 30,2020 and 2021,respectively. The net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other liabilities on the face of balance sheet.

Disaggregation of revenues

The Group generates revenues primarily from loan facilitation and post-origination services provided to investors, borrowers and financial institution partners through its online lending information intermediary services and direct lending program for the six months ended June 30,2020. The Group generates revenues from thehnical services and wealth management service provided to the customers during the six months ended June 30,2020 and 2021. The Group also generates other revenues, such as penalty fees charged to borrowers for late payment, product sales revenues from online sales of goods, and other service revenues. The following table provides further disaggregation by types of revenues recognized for the six months ended June 30,2020 and 2021:

	Loan	Post
	facilitation	origination	Technical	Wealth	Other
For the six months ended June 30,2020	services	services	services	management	revenues	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	133,743	48,815	—	—	—	182,558
Non‑revolving loan products
Direct lending program revenue	94,049	481,417	—	—	—	575,466
Other revenue			10,067	62,360	17,979	90,406
Total	227,792	530,232	10,067	62,360	17,979	848,430

	Loan	Post
	facilitation	origination	Technical	Wealth	Other
For the six months ended June 30,2021	services	services	services	management	revenues	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	—	68,826	—	—	—	68,826
Non‑revolving loan products
Direct lending program revenue	—	9,178	—	—	—	9,178
Other revenue			164,497	61,362	89,093	314,952
Total	—	78,004	164,497	61,362	89,093	392,956

The Group manages its business through a comprehensive offering of financial products and services tailored to the needs of the investors, borrowers and customers. These financial products are categorized by the Group as Online Lending platform revenue, wealth management products and others. The following table illustrates the disaggregation of revenues by product offering for the six months ended June 30,2020 and 2021:

	June 30,	June 30,
	2020	2021
	RMB	RMB
Online Lending platform revenue	758,024	78,004
Technical services	10,067	164,497
Wealth management services	62,360	61,362
Others	17,979	89,093
Total	848,430	392,956

Deferred Revenue

Deferred revenue consists of post origination service fees received or receivable from borrowers, investors and financial institution partners for which services have not yet been provided. Deferred revenues is recognized ratably as revenue when the post-origination services are delivered during the loan period. Revenue recognized during the six months ended June 30,2021 that was included in the deferred revenue balance at the beginning of the year was RMB72,564.

In December 2018, China National Internet Finance Rectification Office and the National Online Lending Rectification Office jointly issued the Guidance on the Classification and Disposal of Risks of Online Lending Information Intermediaries and Risk Prevention (“Circular 175”). Circular 175 tightens the regulation of the industry by requiring institutions other than normal intermediaries, including shell intermediaries with no substantive operations, small-scale intermediaries, intermediaries with high risks, and intermediaries that are unable to repay investors or otherwise unable to operate their businesses, to exit the online lending information intermediary industry.

In light of the tightening regulatory environment, the Group significantly decreased online lending information intermediary services during the year ended December 31, 2020. The Group launched re-designed investment programs by transferring their creditor’s rights to a licensed asset management company named Ningxia Shunyi Asset Management Co. Ltd (“Ningxia Shunyi”). By opting for the Group’s new investment programs, individual investors authorized our platform to transfer its creditor’s rights to Ningxia Shunyi on their behalf at the individual investors’ option.

On August 24,2020, the Group signed the asset management agreement and supplementary agreement with Ningxia Shunyi. According to the agreement, after the completion of the creditor’s rights transfer, Ningxia Shunyi and other third party will provide services, including intermediary or management services.

Contract assets, net

Contract assets are attributable to loan products to borrowers under our online lending platform, the Group is entitled to payment of service fees when repayment of loans is received from the borrowers. Contract assets are recorded under these arrangements when the Group provides the loan facilitation and post origination services but before the payments are due.

Contract assets are stated at the historical carrying amount net of write-off and allowance for collectability in accordance with ASC Topic 310. The Group established an allowance for uncollectible contract assets based on estimates, historical experience and other factors surrounding the credit risk of specific customers similar to borrowers related to the financial institution partners. The Group evaluates and adjusts its allowance for uncollectible contract assets on a quarterly basis or more often as necessary. Uncollectible contract assets are written off when the consideration entitled by the Group is due and the Group has determined the balance will not be collected. The Group recognizes contract assets only to the extent that the Group believes it is probable that they will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

The following table presents the contract assets from loan facilitation services and post origination services:

	December 31,	June 30,
	2020	2021
	RMB	RMB
Contract assets from loan facilitation services and post origination services	25,123	20,815
Less: Allowance for loss for collectability	(14,749)	(14,321)
Total	10,374	6,494

The following table presents the movement of allowance for loss for contract assets for the years ended December 31, 2020 and for the six years ended June 30, 2021:

	December 31,	June 30,
	2020	2021
	RMB	RMB
Balance at beginning of the year	2,255	14,749
Provision/(Reversal) for doubtful contract assets	18,605	(428)
Write-offs	(6,111)	—
Balance at end of the year	14,749	14,321

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

Quality assurance fund liability

In order to provide assurance for investors, the Group established an investors’ protection plan.

From December 2013 to December 2016, the Group provided an investor protection service which is accounted for as guarantee.

Starting from August 25, 2016, the Group cooperated with third party guarantee and insurance companies, who provided investor protection services to replace the former quality assurance fund model, and the Group no longer has any legal obligation to make compensation payments to investors on defaulted loans, and therefore no longer records a quality assurance fund liability in accordance with ASC 405-20, Extinguishments of liabilities.

In August 2016, the Group cooperated with Guangdong Nanfeng Guarantee Ltd. (“Nanfeng Guarantee”) and Taiping General Insurance Co., Ltd, (“China Taiping”) to launch an investors’ protection plan to replace the former quality assurance fund model. As part of the agreement with Nanfeng Guarantee and China Taiping, the Group transferred its legal responsibility to guarantee the existing loans (i.e., existing and future defaults) to Nanfeng Guarantee and China Taiping. The Group agreed to pay the balance of the quality assurance fund as of August 25, 2016 of RMB287 million from its own special account to a depository account set up by Nanfeng Guarantee and supervised by China Taiping. For all new loans facilitated, the borrowers paid the quality assurance fund to Nanfeng Guarantee to manage as part of the guarantee fund reserve going forward. A separate insurance policy was entered into by each borrower and the insurance company (i.e., China Taiping), where the insurance company charged an insurance premium to the borrower to cover additional default risks. Nanfeng Guarantee used the quality assurance fund in the depository account to compensate the defaulted loans. China Taiping will not cover the repayment until the balance of the depository account at the depository bank becomes insufficient. As a result, the Group no longer has a legal obligation to make compensation payments to investors for defaults (both incurred and future) related to its existing loan portfolio as well as loans originated subsequent to August 25, 2016.

In September 2017, the Group launched an enhanced investors’ protection plan with China Taiping and Nanfeng Guarantee. For loans with terms of 12 months or less, the borrower signed a “Loan Performance Guarantee Insurance Policy” with China Taiping and paid an insurance premium to China Taiping. In the event that default of the insured loan happens, China Taiping will repay the outstanding principal and the interest to the investors. For loans over 12 months, and for loans with terms of 12 months or less but not covered by China Taiping’s insurance protection, the borrower signed a “Confirmation to Participation in Guarantee Plan” and Nanfeng Guarantee provided the guarantee service. The borrowers pay the guarantee fee to Nanfeng Guarantee, which will be deposited in the guarantee fund depository account set up by Nanfeng Guarantee. The Group and Nanfeng Guarantee will determine the guarantee fund rate charged to borrowers based on the credit characteristics of the borrower as well as the underlying loan characteristics. If default of any loan protected by Nanfeng Guarantee happens, Nanfeng Guarantee will withdraw the funds from the guarantee fund reserve account to repay the investor within the fund’s balance as the upper limit.

In January 2018, the Group announced new updates to the arrangements regarding loans with terms of more than 12 months. The borrower signs a guarantee contract with Guangdong Success Finance Guarantee Company Limited (“Guangdong Success”). According to the contract, when the borrower defaults and, if the balance of the guarantee fund reserve account is insufficient to cover the unpaid amounts, Guangdong Success will make additional repayment with an upper limit of a cap of five times the guarantee fee paid by the borrower. For loans with the terms of 12 months or less, the borrower pays the insurance premium and signs a “Loan Performance Guarantee Insurance Policy” with either China Taiping or PICC with whom the Group began to collaborate in March 2018. The loans under China Taiping’s insurance protection obligation were all due by August 15, 2019; however, China Taiping’s insurance protection obligation has not been completely fulfilled as of the date of this annual report due to the ongoing insurance claim and settlement process. PICC has provided insurance protection to all the new loans with terms of no more than 12 months that have been originated since May 2018 and covered by the insurance protection plan. Since November 2019, new loans with terms of no more than 12 months are no longer covered by PICC’s investors protection plan. However, as of the date of this annual report, PICC’s insurance protection obligation will continue for loans originated before November 2019 that were subject to PICC’s insurance protection plan. Furthermore, Guangdong Success no longer provides guarantee protection on new loans facilitated after February 2020; however, Guangdong Success’ obligation with respect to loans facilitated before February 2020 has not been completely fulfilled as of the date of this annual report.

Since February 2020, the Group began to collaborate with Zhongtian Caizhi Financing Guarantee Co., Ltd. (“Zhongtian Guarantee”), an independent third party. For all the new loans originated since February 2020, borrowers are required to make contributions to the depository account set up by Zhongtian Guarantee. If a loan is past due for a certain period, Zhongtian Guarantee will use the cash available in the depository account to repay the investors up to the total amount of principal and the accrued interests.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
•

Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based valuation techniques that include option pricing models, discounted cash flow models, and similar techniques.

The carrying amounts of the Group’s financial instruments approximate their fair values because of their short-term nature. The Group’s financial instruments include cash, accounts receivable, notes receivable, amount due from related parties, amount due to related parties, deferred revenues, and accrued expenses and other liabilities.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

A subsidiary of the Group receives funds from investors for the purpose of buying or selling securities on behalf of its customers. The funds are deposited in a bank account restricted only for the use of purchasing securities on behalf of the investors and the use of the funds within this account are monitored by the bank. Such bank balance represents an asset of the Group for the amounts due to customers for the segregated bank balance held and payable to customers on demand. A corresponding payable to customers is recorded upon receipt of the cash from the customer. As of December 31,2020 and June 30,2021, the Group had restricted bank deposits of RMB390,702 and RMB376,796, respectively.

Term deposits

Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year. As of December 31 2020 and June 30,2021, the Group had term deposits of RMB133,761 and RMB102,408, respectively.

Investment in marketable securities

Investment in marketable securities consist of stocks placed with securities. As of December 31, 2020 and June 30, 2021, the Group had investment in marketable securities of nil and RMB206,272, respectively.

Loan receivables

Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the lives of loans on an individual basis based on the Group’s past experiences, the borrowers’ financial position, their financial performance and their ability to continue to generate sufficient cash flows. A valuation allowance will be established for the loans unable to collect. Provision for uncollectable loans was recorded in the amount of RMB315,205 and RMB986 for the year ended December 31, 2020 and for the six months ended June 30,2021,respectively, based on the results of the assessment.

Allowance for doubtful accounts

Accounts receivable, other receivables and loan receivables are stated at the historical carrying amount net of write-offs and allowance for doubtful accounts. The Group continuously monitors collections from its borrowers and maintains an allowance for doubtful accounts based on various factors, including aging, historical collection data, specific collection issues that have been identified, borrower concentration, general economic conditions and other factors surrounding the credit risk of specific borrowers. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined it is probable that the balance will not be collected. The movement of the allowance for doubtful accounts is as follows:

	Accounts	Other	Loans
	receivable	receivables	receivable	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2020	1,446,994	17,396	329,364	1,793,754
Provision for doubtful accounts	39,925	3,813	986	44,724
Reversal	—	—	—	—
Write-off	—	(14,279)	(273,884)	(288,163)
Balance at June 30, 2021	1,486,919	6,930	56,466	1,550,315

Refer to Note 4 Loan Receivables for further information on allowance for loan receivables.

Business Combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”), Business Combinations. The acquisition method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The Group also evaluates all contingent consideration arrangements to determine if the arrangements are compensatory in nature. If the Group determines that a contingent consideration arrangement is compensatory, the arrangement would be accounted for outside of the business combination and recorded as compensation expense in the post-acquisition financial statements of the combined entity. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair value, equity method investments, held-to-maturity and available-for-sale investment.

a.	Equity securities without readily determinable fair value

Historically, for investee companies over which the Group did not have significant influence and a controlling financial interest, the Group accounted for these as cost method investments under ASC 325-20. In January, 2018, the Group adopted Accounting Standards Update (“ASU”) 2016-01, Financial Instruments—Recognition and Measurement of Financial Assets and Financial Liabilities, and elected to account for equity investments that do not have a readily determinable fair value under the measurement alternative prescribed within ASU 2016-01, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment (assessed quarterly), plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment. The impairment losses on the equity securities without readily determinable fair value are nil and RMB2,056 during the six months ended June 30, 2020 and 2021, respectively.

b.	Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. The Group also uses the equity method of accounting for its investments in variable interest entity where the Group is not considered the primary beneficiary but holds significant influences. Under the equity method of accounting, the Group’s share of the earnings or losses of the investee company, impairments, and other adjustments required by the equity method are reflected in “Earnings (loss) in equity method investments, net” in the consolidated statements of operations.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimates the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimate of future cash flows, which is dependent on internal forecasts, the estimate of long term growth rate of a company’s business, the estimate of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The impairment losses on its equity method investment are RMB30,322 and nil during the six months ended June 30, 2020 and 2021, respectively.

c.	Held-to-maturity and available-for-sale investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the debt security to maturity, and are recorded at amortized cost. As of December 31, 2020 and June 30,2021, the balances of held-to-maturity securities were RMB33,079 and RMB33,079, respectively.

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for it as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. The available-for-sale investments are carried at its fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investment for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near-term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. The Group recorded impairment losses on its held-to-maturity and available-for-sale investments of nil during the six months ended June 30, 2020 and 2021, respectively.

Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.

Application of goodwill impairment test requires management judgement, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value to each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Prior to January 1, 2019, the Group performed a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, the Group compared the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeded its fair value, the Group performed Step 2 and compared the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeded the implied fair value of that goodwill was recorded, limited to the amount of goodwill allocated to that reporting unit. Starting from January 1, 2019, the Group early adopted ASU 2017-04. A reporting unit is identified as a component for which discrete financial information is available and is regularly reviewed by management. The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Based on the Group’s impairment assessment, the Group recorded goodwill impairment of RMB50,291 for the six months ended June 30,2020 and nil for the six months ended June 30,2021.

Property, equipment and software, net

Property, equipment and software consists of computer and transmission equipment, furniture and office equipment, office buildings, software, and leasehold improvements, which are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful lives

Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loan.

Government subsidy income

The Group receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as non-operating income in the consolidated statement of operations and comprehensive income (loss) in the period the cash is received. The government grants received by the Group were RMB889 for the six months ended June 30,2020 and RMB208 for the six months ended June 30,2021,respectively.

Leases

Before January 1, 2019, the Group applied ASC Topic 840 (“ASC 840”), Leases, and each lease is classified at the inception date as either a capital lease or an operating lease. From January 1, 2019, the Group adopted the new lease accounting standard, ASC Topic 842, Leases (“ASC 842”). The Group has no finance leases for any of the periods presented.

The Group leases certain office premises in different cities in the PRC and overseas under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of corporate debt of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available for use by the Group. The Group’s leases have remaining lease terms of up to four years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases of 12 months or less, the Group records rent expense in its consolidated statements of operations on a straight-line basis over the lease term.

Income taxes

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expenses which are not assessable or deductible for income tax purposes, in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operations. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the net deferred tax asset will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operation and comprehensive income (loss). The Group did not have any significant unrecognized uncertain tax positions as of and for the six month ended June 30,2020 and 2021

Share-based compensation

Share-based payment transactions with employees and managements, such as share options, are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. Compensation expenses for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The Group elects to recognize forfeitures when they occur.

Net income (loss) per ordinary share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable preferred shares are participating securities as they participate in undistributed earnings on an as-if converted basis. Accordingly, the Group uses the two-class method, whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share income in the year; whereas the undistributed net loss for the year is allocated to ordinary shares only because the convertible redeemable participating preferred shares are not contractually obligated to share the loss.

Diluted net income per ordinary share reflects the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had participating convertible redeemable preferred shares and share options which could potentially dilute basic net income per ordinary share in the future. Diluted net income per ordinary share is computed using the two-class method or the as-if-converted method, whichever is more dilutive. When the Group has a loss, the dilutive effect of these securities is not included as they would be anti-dilutive.

Foreign currency translation

The Group’s reporting currency is RMB. The functional currency of the Company is the United States dollar (“US$”). The functional currency of the Group’s entities in Hong Kong is Hong Kong dollars. The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the consolidated statements of comprehensive income (loss).

Convenience translation

Translations of amounts from RMB into US$ are presented solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.4566 on June 30, 2021, the last business day for the six months ended June 30, 2021, representing the exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Significant risks and uncertainties

i)Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of RMB 1,531,340 and RMB 1,302,483 which were denominated in RMB at December 31, 2020 and June 30,2021 respectively, representing 56.16% and 69.38% of the cash and cash equivalents at December 31,2020 and June 30,2021 respectively.

ii)	Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, loans receivable, prepaid expenses and other assets. As of December 31, 2020 and June 30,2021 the majority of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group made loans to third-party companies under loan agreements and is exposed to credit risk in case of defaults by the debtors. The maximum amount of loss due to credit risk is limited to the total outstanding principal plus accrued interest on the balance sheets dates. As of December 31, 2020 and June 30,2021, there was RMB267,383 and RMB202,130 of loans receivable outstanding, respectively. The Group evaluates and monitors the credit worthiness of the debtors and records an allowance for uncollectible accounts based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtor.

There are no revenues from customers which individually represented greater than 10% of the total net revenues for the six months ended June 30,2020 and 2021 respectively.

There are no customers of the Group that accounted for greater than 10% of the Group’s carrying amount of accounts receivable as of June 30,2021.

Recent accounting pronouncements not yet adopted

In January 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (ASU 2020-01), which clarifies the interaction of the accounting for equity securities under Topic 321, the accounting for equity method investments in Topic 323, and the accounting for certain forward contracts and purchased options in Topic 815. The Group does not expect the adoption of this guidance to have a material impact on the consolidated financial statements.

The Group does not believe that other recently issued accounting standards, if currently adopted, will have a material effect on the Group’s consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs, including the VIEs’ subsidiaries, for which the Group is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Group operates its internet related business in the PRC through two PRC domestic companies, Jiufu Shuke and Beijing Puhui Lianyin Information Technology Limited (“Beijing Puhui”), whose equity interests are held by certain management members and the Founders of the Group. The Group established four wholly-owned foreign invested subsidiaries in the PRC, Beijing Shuzhi Lianyin Technology Co., Ltd (“Shunzhi Lianyin”), Zhuhai Xiaojin Hulian Technology Co., Ltd (“Xiaojin Hulian”), Zhuhai Wukong Youpin Technology Co., Ltd (“Wukong Youpin”), and Qinghai Fuyuan Network Technology (Shenzhen) Co., Ltd (“Qinghai Fuyuan”, together with Shunzhi Lianyin, Xiaojin Hulian, and Wukong Youpin collectively referred as the “WFOEs”).

By entering into a series of agreements (the “VIE Agreements”), the Group, through WFOEs, obtained control over Jiufu Shuke and Beijing Puhui (collectively referred as “VIEs”). The VIE Agreements enable the Group to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Group is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. In making the conclusion that the Group is the primary beneficiary of the VIEs, the Group’s rights under the Power of Attorney also provide the Group’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Group also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the Master Exclusive Service Agreement and pay service fees to the Group. By charging service fees to be determined and adjusted at the sole discretion of the Group, and by ensuring that the Master Exclusive Service Agreement is executed and remains effective, the Group has the rights to receive substantially all of the economic benefits from the VIEs.

Details of the VIE Agreements, are set forth below:

VIE Agreements that were entered to give the Group effective control over the VIEs include:

Voting Rights Proxy Agreement and Irrevocable Power of Attorney

Under which each shareholder of the VIEs grant to any person designated by WFOEs to act as its attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the equity interest held by such shareholders of the VIEs. The proxy and power of attorney agreements will remain effective as long as WFOEs exist. The shareholders of the VIEs do not have the right to terminate the proxy agreements or revoke the appointment of the attorney-in-fact without written consent of the WFOEs.

Exclusive Option Agreement

Under which each shareholder of the VIEs granted 9F or any third party designated by 9F the exclusive and irrevocable right to purchase from such shareholders of the VIEs, to the extent permitted by PRC law and regulations, all or part of their respective equity interests in the VIEs for a purchase price equal to the registered capital. The shareholders of the VIEs will then return the purchase price to 9F or any third party designated by 9F after the option is exercised. 9F may transfer all or part of its option to a third party at its own option. The VIEs and its shareholders agree that without prior written consent of 9F, they may not transfer or otherwise dispose the equity interests or declare any dividends. The restated option agreement will remain effective until 9F or any third party designated by 9F acquires all equity interest of the VIEs.

Spousal Consent

The spouse of each shareholder of the VIEs has entered into a spousal consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIEs in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIEs do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.

Loan Agreement

Pursuant to the loan agreements between WFOEs and each shareholder of the VIEs, WFOEs extended loans to the shareholders of the VIEs, who had contributed the loan principal to the VIEs as registered capital. The shareholders of VIEs may repay the loans only by transferring their respective equity interests in VIEs to 9F Inc. or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.

VIE Agreements that enables the Group to receive substantially all of the economic benefits from the VIEs include:

Equity Interest Pledge Agreement

Pursuant to equity interest pledge agreement, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to WFOEs to secure the performance by VIEs and their shareholders of their respective obligations under the contractual arrangements, including the payments due to WFOEs for services provided. In the event that the VIEs breach any obligations under these agreements, WFOEs as the pledgees, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity interests. The shareholders of the VIEs shall not transfer their equity interests or create or permit to be created any pledges without the prior written consent of WFOEs. The equity interest pledge agreement will remain valid until the master exclusive service agreement and the relevant exclusive option agreements and proxy and power of attorney agreements, expire or terminate.

Master Exclusive Service Agreement

Pursuant to exclusive service agreement, WFOEs have the exclusive right to provide the VIEs with technical support, consulting services and other services. WFOEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs may not accept any services covered by this agreement provided by any third party. The VIEs agree to pay service fees to be determined and adjusted at the sole discretion of the WFOEs. The agreement will remain effective unless WFOEs terminate the agreement in writing.

Risks in relation to the VIE structure

The Group believes that the contractual arrangements with the VIEs and their current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Discontinue or restrict the operations of any related-party transactions among the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Impose fines or other requirements on the Group’s PRC subsidiaries or consolidated affiliated entities;
●	Require the Group’s PRC subsidiaries or consolidated affiliated entities to revise the relevant ownership structure or restructure operations; and/or;
●	Restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China;
●	Shut down the Group’s servers or blocking the Group’s online platform;
●	Discontinue or place restrictions or onerous conditions on the Group’s operations; and/or
●	Require the Group to undergo a costly and disruptive restructuring.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholders, and it may lose the ability to receive economic benefits from the VIEs. The Group currently does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, WFOEs, or the VIEs.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2019	2020
	RMB	RMB
Assets:
Cash and cash equivalents	2,766,981	1,501,733
Term deposits	24,000	135,000
Accounts receivable, net	267,277	9,888
Other receivables, net	81,525	68,742
Loan receivables, net	729,798	221,200
Amounts due from related parties	50,000	—
Prepaid expenses and other assets	1,085,197	740,959
Contracts assets, net	24,814	10,374
Long‑term investments, net	293,441	491,510
Operating lease right-of-use assets, net	113,606	18,611
Property, equipment and software, net	95,783	51,701
Goodwill, net	72,224	72,304
Intangible assets, net	45,362	40,187
Deferred tax assets, net	503,078	—
Total assets	6,153,086	3,362,209
Liabilities:
Deferred revenue	772,340	81,246
Payroll and welfare payable	35,958	29,152
Income taxes payable	303,684	224,533
Accrued expenses and other liabilities	1,056,128	238,170
Operating lease liabilities	119,005	19,100
Amounts due to related parties	29,902	24,146
Deferred tax liabilities	13,200	5,742
Total liabilities	2,330,217	622,089

	For the years ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	5,270,948	4,305,272	1,145,210
Net income (loss)	2,702,469	(1,551,509)	(1,479,883)

	For the years ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	2,906,094	(439,357)	(753,416)
Net cash used in investing activities	(803,155)	(1,315,875)	(511,832)
Net cash provided by (used in) financing activities	1,000	(5,188)	—

Under the VIE Arrangements, the Group has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Group considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for assets that correspond to the amount of the registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Group to provide additional financial support to the VIEs. However, as the Group conducts its businesses primarily based on the licenses held by the VIEs, the Group has provided and will continue to provide financial support to the VIEs.

Revenue-producing assets held by the VIEs include certain internet content provision (“ICP”) licenses and other licenses, domain names and trademarks. The ICP licenses and other licenses are required under relevant PRC laws, rules and regulations for the operation of internet businesses in the PRC, and therefore are integral to the Group’s operations. The ICP licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

The VIE contributed an aggregate of 94.86%, 97.30% and 91.18% of the consolidated net revenues for the year ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the VIE accounted for an aggregate of 69.29% and 62.42% respectively, of the consolidated total assets, and 91.29% and 53.48%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIE primarily consist of cash and cash equivalents.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements are estimates and judgments applied in revenue recognition, allowance for receivables, impairment loss of investments, share-based compensation and realization of deferred tax assets. Actual results may differ materially from these estimates.

Revenue recognition

The Group follows the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified Topic 606 to account for its revenues.

The core principle of Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Online Lending Information Intermediary Services revenue

Through its online platform, the Group provides intermediary services on the personal financing product, One Card, under which the holders of One Card can apply for loans on a revolving basis (“revolving loan products”). The Group also provides one-time loan facilitation services to meet various consumption needs (“non-revolving loan product”). For revolving loan products and non-revolving loan products, the Group’s services provided consist of:

a)	Matching marketplace investors to potential qualified borrowers and facilitating the execution of loan agreements between the parties (referred to as “loan facilitation service”); and
b)	Providing repayment processing services for the marketplace investors and borrowers over the loan term, including repayment reminders and following up on late repayments (referred to as “post origination services”).

The Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors and borrowers on its platform.

The Group considers its customers to be both the investors and borrowers. The Group considers the loan facilitation service and post origination services as two separate services, which represent two separate performance obligations under Topic 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the total transaction price to be the service fees chargeable from the borrowers and investors. The transaction price is allocated to the loan facilitation services and post origination services using their relative standalone selling prices consistent with the guidance in Topic 606. The Group does not have observable standalone selling price information for the loan facilitation services or post origination services because it does not provide loan facilitation services or post origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the Group uses an expected plus margin approach to estimate the standalone selling prices of loan facilitation services and post origination services as the basis of revenue allocation, which involves significant judgements. In estimating its standalone selling price for the loan facilitation services and post origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised good or service (that is, an asset) to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the investor and the borrower and the principal loan balance is transferred to the borrower, at which time the loan facilitation service is considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided ratably on a monthly basis. A majority of the service fee is charged to the borrowers, which is collected upfront upon at the loan inception or collected over the loan term. Investors pay service fees to the Group either at the beginning and at the end of the investment commitment period (in terms of automated investing tools) or over the terms of the loan (in terms of self-directing investing tools). In 2018, 2019 and 2020, service fees charged at the beginning or at the end of the investment commitment period or over the terms of the loans in the periods presented were calculated to be equal to an annualized interest rate ranging from 0.5% to 1.5% based on the investment amount and the investment term. Service fees charged to borrowers and investors, including the service fees charged to investors collected at the end of the investment commitment period or over the terms of the loans in the periods presented, were combined as contract price to be allocated to the two performance obligations relating to loan facilitation services and post-origination services, and recognized as revenue when the relevant services are delivered. Revenue recognized related to service fees not yet received from investors that will be collected at the end of the investment commitment period and over the commitment period are recorded as accounts receivable. All service fees are fixed and not refundable. Revenue recognized is recorded net of value added tax (“VAT”). Remaining performance obligations represent the amount of the transaction price for which service has not been performed under post-origination services.

In December 2020, the Group ceased publishing information relating to new offerings of investment opportunities in fixed income products for investors on its online lending information intermediary platform. Pursuant to certain collaboration arrangements entered into by the Group and a licensed asset management company, the rights of investors in existing loans underlying the fixed income products will be transferred to the asset management company. After such transfer, the outstanding balance of loans facilitated shall become nil, and the asset management company will provide existing investors with services in relation to the return of their remaining investment in loans.

Direct lending program revenue

Through its direct lending program, the Group provides traffic referral services to financial institution partners, allowing the financial institution partners to gain access to borrowers who passed the Group’s risk assessment. The Group’s services provided consist of:

a)	Matching financial institution partners to potential qualified borrowers, and facilitating the execution of loan agreements between the parties (also referred to as “loan facilitation service”); and
b)	Providing repayment processing services for the financial institution partners and borrowers over the loan term, including repayment reminders and loan collection (also referred to as “post origination services”).

Consistent with the revenue recognition policy under the online lending information intermediary services model, the Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record the loans receivable or payable arising from the loans facilitated between the financial institution partners and borrowers. The Group considers its customers to be both the financial institution partners and borrowers.

The Group considers the loan facilitation service and post origination service as two separate performance obligations. The Group determines the total transaction price to be the service fees chargeable from the borrowers or the financial institution partners, which is the contracted price adjusted for variable consideration such as potential loan prepayment by the borrows that could reduce the total transaction price, which is estimated using the expected value approach based on historical data and current trends of prepayments of the borrowers. Then the transaction price is allocated to the loan facilitation services and post origination services using their relative standalone selling prices consistent with the guidance in Topic 606, similar to online lending information intermediary services revenue.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring the promised service to customers. Revenues from loan facilitation services are recognized at the time a loan is originated between the financial institution partners and the borrowers and the principal loan balance is transferred to the borrowers, at which time the facilitation service is considered completed. Revenues from post origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided ratably on a monthly basis.

Since April 2019, the Group has stopped charging service fees directly to the borrowers under its direct lending program. Instead, the Group started to charge service fees either directly to the institutional funding partners, or indirectly through third-party guarantee companies who provide guarantee services, or the insurance company who provided credit insurance to the institutional funding partners on their loans to the borrowers. The Group concluded this change did not alter the substance of the services it provided to borrowers and financial institution partners under the direct lending program, and therefore would not impact how revenue was recognized. In 2019, under a cooperation agreement, as amended (the “Cooperation Agreement”), the Group predominantly partnered with PICC Property and Casualty Company Limited Guangdong Branch (“PICC”) who provided the credit insurance service to institutional funding partners on the loan origination, PICC collected all of the loan facilitation service fees and remitted the Group’s portion of the service fees to the Group. The Group recorded an account receivable for the service fees confirmed and to be remitted by PICC.

Other revenues

Other revenues mainly include product sales revenues from online sales of goods, penalty fee for late payment, and other service revenues.

The Group generates product sales revenues primarily through selling of merchandise via its online shopping platform, 9F One Mall (“online agent model”), and through selling of upscale products via third party platforms (“online direct sales model”). Under online agent model, customers can buy merchandise provided by third-party merchandise suppliers on our 9F One Mall. The Group does not control the merchandise, but rather is acting as an agent for the suppliers. Revenue is recognized for the net amount of consideration the Group is entitled to retain in exchange for the agent service. The Group commenced the operations of the online direct sales model in the first quarter of 2019 and terminated the operations of the online direct sales model in the third quarter of 2019. Under the online direct sales model, revenue is recognized on a gross basis as the Group controls the merchandise before it is transferred to the customers, which is indicated by (i) the Group is primarily responsible for fulfilling the promise to provide the specified upscale products to the customers; (ii) the Group bears inventory risk; and (iii) the Group has discretion in establishing price.

Other revenues also include revenue of services such as insurance agency, securities brokerage, customer referral and government subsidy income.

Cash incentives

To expand market presence, the Group voluntarily provides cash incentives in the form of cash coupons to new and existing investors during its marketing activities. These coupons are not related to prior transactions, and can only be utilized in conjunction with subsequent lending activities. The cash incentives provided are accounted as a reduction of the transaction price according to ASC 606-10-32-25. Cash incentives paid to existing investors, cash incentives paid to new investors, and cash incentives recognized as a reduction of revenue for year ended December 31, 2018 was RMB23.9 million, RMB1.2 million, and RMB25.8 million, respectively. Cash incentives paid to existing investors, cash incentives paid to new investors, and cash incentives recognized as a reduction of revenue for year ended December 31, 2019 was RMB59.6 million, RMB0.8 million, and RMB57.6 million, respectively. Cash incentives paid to existing investors, cash incentives paid to new investors, and cash incentives recognized as a reduction of revenue for year ended December 31, 2020 was RMB61.7 million, RMB2.7 million, and RMB8.9 million, respectively.

Value added taxes (“VAT”)

The Group is subject to value added tax, or VAT, at a rate of 16% from May 1, 2018 to March 31, 2019 and 13% thereafter on sales of products, and at a rate of 6% on services rendered by the Group, less any deductible VAT the Group has already paid or borne, except for entities qualified as small-scale taxpayers at a VAT rate of 3% without any deduction. Since April 1, 2019, the Group has been subject to an additional 10% deductible VAT. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. VAT is reported as a deduction to revenue when incurred and amounted to RMB490,136, RMB611,786, and RMB136,501 for the years ended December 31, 2018, 2019 and 2020, respectively. The net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other liabilities on the face of balance sheet.

Disaggregation of revenues

The Group generates revenues primarily from loan facilitation and post-origination services provided to investors, borrowers and financial institution partners through its online lending information intermediary services and direct lending program. The Group also generates other revenues, such as penalty fees charged to borrowers for late payment, product sales revenues from online sales of goods, and other service revenues. The following table provides further disaggregation by types of revenues recognized in 2018, 2019 and 2020.

	Loan	Post
	facilitation	origination	Other
2018	services	services	revenues	Total
	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	4,728,255	282,057	—	5,010,312
Non‑revolving loan products	186,679	85,218	—	271,897
Direct lending program revenue	45,737	164	—	45,901
Other revenue	—	—	228,372	228,372
Total	4,960,671	367,439	228,372	5,556,482

	Loan	Post
	facilitation	origination	Other
2019	services	services	revenues	Total
	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	1,698,133	269,718	—	1,967,851
Non‑revolving loan products	104,611	30,226	—	134,837
Direct lending program revenue	1,675,153	304,788	—	1,979,941
Other revenue	—	—	342,334	342,334
Total	3,477,897	604,732	342,334	4,424,963

	Loan	Post
	facilitation	origination	Other
2020	services	services	revenues	Total
	RMB	RMB	RMB	RMB
Online lending platform revenue
Online lending information intermediary services revenue
Revolving loan products (One Card)	26,376	203,748	—	230,124
Non‑revolving loan products	84,485	202,097	—	286,582
Direct lending program revenue	66,286	453,257	—	519,543
Other revenue	—	—	219,756	219,756
Total	177,147	859,102	219,756	1,256,005

The Group manages its business through a comprehensive offering of financial products tailored to the needs of the investors and borrowers. These financial products are categorized by the Group as loan products, wealth management products and others. The following table illustrates the disaggregation of revenues by product offering in 2018, 2019 and 2020:

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loan product revenue	4,930,515	3,590,693	847,576
Wealth management product revenue	471,060	573,355	188,673
Others	154,907	260,915	219,756
Total	5,556,482	4,424,963	1,256,005

Loan products-In 2018, 2019 and 2020, loan products represented product offerings tailored to the needs of the borrowers. Loan product revenues in the above table represented the portion of the service fees that were charged to borrowers through the Group’s online lending information intermediary services, and charged from borrowers with whom the Group has stopped charging service fees since April 2019 or financial institution partners under direct lending program business.

Wealth Management products-In 2018, 2019 and 2020, wealth management products represented product offerings tailored to the needs of the individual investors, including fixed income products and other wealth management products such as insurance and stock investment brokerage services, and fund investment products services. Fixed income products were offered to individual investors who desired to invest in loans facilitated through the Group’s online lending information intermediary services. Revenues from wealth management products in the above table were mainly derived from fixed income products and represented the portion of service fees that was charged to investors in the Group’s online lending information intermediary services. Revenues recognized on other wealth management products were immaterial for the periods presented.

Deferred Revenue

Deferred revenue consists of post origination service fees received or receivable from borrowers, investors and financial institution partners for which services have not yet been provided. Deferred revenues is recognized ratably as revenue when the post-origination services are delivered during the loan period. The balance of deferred revenue decreased from RMB788,906 as of December 31, 2019 to RMB98,668 as of December 31, 2020 due to the cessation of cooperation with PICC and our new investment programs. Revenue recognized during the years ended December 31, 2019 and 2020 that was included in the deferred revenue balance at the beginning of the year was RMB290,674 and RMB555,646, respectively.

In December 2018, China National Internet Finance Rectification Office and the National Online Lending Rectification Office jointly issued the Guidance on the Classification and Disposal of Risks of Online Lending Information Intermediaries and Risk Prevention (“Circular 175”). Circular 175 tightens the regulation of the industry by requiring institutions other than normal intermediaries, including shell intermediaries with no substantive operations, small-scale intermediaries, intermediaries with high risks, and intermediaries that are unable to repay investors or otherwise unable to operate their businesses, to exit the online lending information intermediary industry.

In light of the tightening regulatory environment, the Group significantly decreased online lending information intermediary services during the year ended December 31, 2020. The Group launched re-designed investment programs by transferring their creditor’s rights to a licensed asset management company named Ningxia Shunyi Asset Management Co. Ltd (“Ningxia Shunyi”). By opting for the Group’s new investment programs, individual investors authorized our platform to transfer its creditor’s rights to Ningxia Shunyi on their behalf at the individual investors’ option.

On August 24,2020, the Group signed the asset management agreement and supplementary agreement with Ningxia Shunyi. According to the agreement, after the completion of the creditor’s rights transfer, Ningxia Shunyi and other third party will provide services, including intermediary or management services.

Contract assets, net

Contract assets are attributable to loan products to borrowers under our online lending platform, the Group is entitled to payment of service fees when repayment of loans is received from the borrowers. Contract assets are recorded under these arrangements when the Group provides the loan facilitation and post origination services but before the payments are due.

Contract assets are stated at the historical carrying amount net of write-off and allowance for collectability in accordance with ASC Topic 310. The Group established an allowance for uncollectible contract assets based on estimates, historical experience and other factors surrounding the credit risk of specific customers similar to borrowers related to the financial institution partners. The Group evaluates and adjusts its allowance for uncollectible contract assets on a quarterly basis or more often as necessary. Uncollectible contract assets are written off when the consideration entitled by the Group is due and the Group has determined the balance will not be collected. The Group recognizes contract assets only to the extent that the Group believes it is probable that they will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer.

The following table presents the contract assets from loan facilitation services and post origination services:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Contract assets from loan facilitation services and post origination services	27,079	25,123
Less: Allowance for loss for collectability	(2,255)	(14,749)
Total	24,824	10,374

The following table presents the movement of allowance for loss for contract assets for the years ended December 31, 2019 and 2020:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Balance at beginning of the year	329	2,255
Provision for doubtful contract assets	14,811	18,605
Write-offs	(12,885)	(6,111)
Balance at end of the year	2,255	14,749

Practical Expedients and Exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

Quality assurance fund liability

In order to provide assurance for investors, the Group established an investors’ protection plan.

From December 2013 to December 2016, the Group provided an investor protection service which is accounted for as guarantee.

Starting from August 25, 2016, the Group cooperated with third party guarantee and insurance companies, who provided investor protection services to replace the former quality assurance fund model, and the Group no longer has any legal obligation to make compensation payments to investors on defaulted loans, and therefore no longer records a quality assurance fund liability in accordance with ASC 405-20, Extinguishments of liabilities.

In August 2016, the Group cooperated with Guangdong Nanfeng Guarantee Ltd. (“Nanfeng Guarantee”) and Taiping General Insurance Co., Ltd, (“China Taiping”) to launch an investors’ protection plan to replace the former quality assurance fund model. As part of the agreement with Nanfeng Guarantee and China Taiping, the Group transferred its legal responsibility to guarantee the existing loans (i.e., existing and future defaults) to Nanfeng Guarantee and China Taiping. The Group agreed to pay the balance of the quality assurance fund as of August 25, 2016 of RMB287 million from its own special account to a depository account set up by Nanfeng Guarantee and supervised by China Taiping. For all new loans facilitated, the borrowers paid the quality assurance fund to Nanfeng Guarantee to manage as part of the guarantee fund reserve going forward. A separate insurance policy was entered into by each borrower and the insurance company (i.e., China Taiping), where the insurance company charged an insurance premium to the borrower to cover additional default risks. Nanfeng Guarantee used the quality assurance fund in the depository account to compensate the defaulted loans. China Taiping will not cover the repayment until the balance of the depository account at the depository bank becomes insufficient. As a result, the Group no longer has a legal obligation to make compensation payments to investors for defaults (both incurred and future) related to its existing loan portfolio as well as loans originated subsequent to August 25, 2016.

In September 2017, the Group launched an enhanced investors’ protection plan with China Taiping and Nanfeng Guarantee. For loans with terms of 12 months or less, the borrower signed a “Loan Performance Guarantee Insurance Policy” with China Taiping and paid an insurance premium to China Taiping. In the event that default of the insured loan happens, China Taiping will repay the outstanding principal and the interest to the investors. For loans over 12 months, and for loans with terms of 12 months or less but not covered by China Taiping’s insurance protection, the borrower signed a “Confirmation to Participation in Guarantee Plan” and Nanfeng Guarantee provided the guarantee service. The borrowers pay the guarantee fee to Nanfeng Guarantee, which will be deposited in the guarantee fund depository account set up by Nanfeng Guarantee. The Group and Nanfeng Guarantee will determine the guarantee fund rate charged to borrowers based on the credit characteristics of the borrower as well as the underlying loan characteristics. If default of any loan protected by Nanfeng Guarantee happens, Nanfeng Guarantee will withdraw the funds from the guarantee fund reserve account to repay the investor within the fund’s balance as the upper limit.

In January 2018, the Group announced new updates to the arrangements regarding loans with terms of more than 12 months. The borrower signs a guarantee contract with Guangdong Success Finance Guarantee Company Limited (“Guangdong Success”). According to the contract, when the borrower defaults and, if the balance of the guarantee fund reserve account is insufficient to cover the unpaid amounts, Guangdong Success will make additional repayment with an upper limit of a cap of five times the guarantee fee paid by the borrower. For loans with the terms of 12 months or less, the borrower pays the insurance premium and signs a “Loan Performance Guarantee Insurance Policy” with either China Taiping or PICC with whom the Group began to collaborate in March 2018. The loans under China Taiping’s insurance protection obligation were all due by August 15, 2019; however, China Taiping’s insurance protection obligation has not been completely fulfilled as of the date of this annual report due to the ongoing insurance claim and settlement process. PICC has provided insurance protection to all the new loans with terms of no more than 12 months that have been originated since May 2018 and covered by the insurance protection plan. Since November 2019, new loans with terms of no more than 12 months are no longer covered by PICC’s investors protection plan. However, as of the date of this annual report, PICC’s insurance protection obligation will continue for loans originated before November 2019 that were subject to PICC’s insurance protection plan. Furthermore, Guangdong Success no longer provides guarantee protection on new loans facilitated after February 2020; however, Guangdong Success’ obligation with respect to loans facilitated before February 2020 has not been completely fulfilled as of the date of this annual report.

Since February 2020, the Group began to collaborate with Zhongtian Caizhi Financing Guarantee Co., Ltd. (“Zhongtian Guarantee”), an independent third party. For all the new loans originated since February 2020, borrowers are required to make contributions to the depository account set up by Zhongtian Guarantee. If a loan is past due for a certain period, Zhongtian Guarantee will use the cash available in the depository account to repay the investors up to the total amount of principal and the accrued interests.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1 - inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2 - inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 - inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based valuation techniques that include option pricing models, discounted cash flow models, and similar techniques.

The carrying amounts of the Group’s financial instruments approximate their fair values because of their short-term nature. The Group’s financial instruments include cash, accounts receivable, notes receivable, amount due from related parties, amount due to related parties, deferred revenues, and accrued expenses and other liabilities.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

A subsidiary of the Group receives funds from investors for the purpose of buying or selling securities on behalf of its customers. The funds are deposited in a bank account restricted only for the use of purchasing securities on behalf of the investors and the use of the funds within this account are monitored by the bank. Such bank balance represents an asset of the Group for the amounts due to customers for the segregated bank balance held and payable to customers on demand. A corresponding payable to customers is recorded upon receipt of the cash from the customer. As of December 31, 2019 and 2020, the Group had restricted bank deposits of RMB125,437 and RMB390,702, respectively.

Term deposits

Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year. As of December 31, 2019 and 2020, the Group had term deposits of RMB24,000 and RMB133,761, respectively.

Loan receivables

Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the lives of loans on an individual basis based on the Group’s past experiences, the borrowers’ financial position, their financial performance and their ability to continue to generate sufficient cash flows. A valuation allowance will be established for the loans unable to collect. Provision for uncollectable loans was recorded in the amount of RMB649,771 and RMB315,205 for the year ended December 31, 2019 and 2020, respectively, based on the results of the assessment.

Allowance for doubtful accounts

Accounts receivable, other receivables and loan receivables are stated at the historical carrying amount net of write-offs and allowance for doubtful accounts. The Group continuously monitors collections from its borrowers and maintains an allowance for doubtful accounts based on various factors, including aging, historical collection data, specific collection issues that have been identified, borrower concentration, general economic conditions and other factors surrounding the credit risk of specific borrowers. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined it is probable that the balance will not be collected. The movement of the allowance for doubtful accounts is as follows:

	Accounts	Other	Loans
	receivable	receivables	receivable	Total
	RMB	RMB	RMB	RMB
Balance at December 31, 2017	29,611	5,010	—	34,621
Reversal	(2,966)	—	—	(2,966)
Write-off	(25,592)	—	—	(25,592)
Balance at December 31, 2018	1,053	5,010	—	6,063
Provision for doubtful accounts(i)	1,447,582	36,803	649,771	2,134,156
Reversal	—	(329)	—	(329)
Write-off	(15,186)	(4,711)	(34,179)	(54,076)
Balance at December 31, 2019	1,433,449	36,773	615,592	2,085,814
Adoption of new accounting standard (ii)	—	3,117	8,420	11,537
Provision for doubtful accounts	13,545	—	315,205	328,750
Write-off	—	(22,494)	(609,853)	(609,853)
Balance at December 31, 2020	1,446,994	17,396	329,364	1,793,754
(i)

In 2019, the provision for doubtful accounts mainly related to accounts receivable with PICC, who was responsible for the collection of the Group’s service fees under the Group’s direct lending program. In November 2019, PICC no longer made payments for the outstanding receivables and the Group has performed an analysis on the collectability of the receivables and recognized a full provision for the outstanding account balance in the amount RMB 1,432,312. The Group has commenced legal proceedings for the collection of this outstanding amount due from PICC. See Note 21 for disclosure related to the status of the legal proceeding commenced against PICC in May 2021.

Refer to Note 4 Loan Receivables for further information on allowance for loan receivables.

(ii)

Due to the adoption of ASU 2016-13, the Group recognized a total of RMB11,537 pre-tax increase to the allowance for doubtful accounts on accounts receivable, other receivables and loans receivable. The Group determined that all of the receivables share similar risk characteristics. The Group monitors the credit exposure on an ongoing basis and assess whether assets in the pool continue to display similar risk characteristics.

Business Combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”), Business Combinations. The acquisition method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The Group also evaluates all contingent consideration arrangements to determine if the arrangements are compensatory in nature. If the Group determines that a contingent consideration arrangement is compensatory, the arrangement would be accounted for outside of the business combination and recorded as compensation expense in the post-acquisition financial statements of the combined entity. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Long-term investments

The Group’s long-term investments consist of equity securities without readily determinable fair value, equity method investments, held-to-maturity and available-for-sale investment.

a.	Equity securities without readily determinable fair value

Historically, for investee companies over which the Group did not have significant influence and a controlling financial interest, the Group accounted for these as cost method investments under ASC 325-20. In January, 2018, the Group adopted Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities, and elected to account for equity investments that do not have a readily determinable fair value under the measurement alternative prescribed within ASU 2016-01, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment (assessed quarterly), plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment. The impairment losses on the equity securities without readily determinable fair value during the years ended December 31, 2018, 2019 and 2020 were RMB23,140, RMB154,898, and RMB282,076, respectively.

b.	Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. The Group also uses the equity method of accounting for its investments in variable interest entity where the Group is not considered the primary beneficiary but holds significant influences. Under the equity method of accounting, the Group’s share of the earnings or losses of the investee company, impairments, and other adjustments required by the equity method are reflected in “Earnings (loss) in equity method investments, net” in the consolidated statements of operations.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimates the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimate of future cash flows, which is dependent on internal forecasts, the estimate of long term growth rate of a company’s business, the estimate of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The impairment losses on its equity method investment are nil, RMB22,830 and RMB179,193 during the years ended December 31, 2018, 2019 and 2020, respectively.

c.	Held-to-maturity and available-for-sale investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the debt security to maturity, and are recorded at amortized cost. As of December 31, 2019 and 2020, the balances of held-to-maturity securities were RMB15,200 and RMB33,079, respectively.

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for it as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. The available-for-sale investments are carried at its fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investment for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near-term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. The Group recorded impairment losses on its held-to-maturity and available-for-sale investments during the years ended December 31, 2018, 2019 and 2020 of nil, nil, RMB1,221, respectively.

Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.

Application of goodwill impairment test requires management judgement, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value to each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Prior to January 1, 2019, the Group performed a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, the Group compared the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeded its fair value, the Group performed Step 2 and compared the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeded the implied fair value of that goodwill was recorded, limited to the amount of goodwill allocated to that reporting unit. Starting from January 1, 2019, the Group early adopted ASU 2017-04. A reporting unit is identified as a component for which discrete financial information is available and is regularly reviewed by management. The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Based on the Group’s impairment assessment, the Group recorded goodwill impairment of nil, RMB6,191 and RMB50,291 for the years ended December 31, 2018, 2019 and 2020, respectively.

Property, equipment and software, net

Property, equipment and software consists of computer and transmission equipment, furniture and office equipment, office buildings, software, and leasehold improvements, which are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and office equipment	5 years
Office Building	20 years
License	20 years
Software	5 years
Leasehold improvements	Over the shorter of the remaining lease term or estimated useful lives

Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loan.

Government subsidy income

The Group receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as non-operating income in the consolidated statement of operations and comprehensive income (loss) in the period the cash is received. The government grants received by the Group were RMB23,364, RMB33,665 and RMB27,440 for the years ended December 31, 2018, 2019 and 2020, respectively.

Leases

Before January 1, 2019, the Group applied ASC Topic 840 (“ASC 840”), Leases, and each lease is classified at the inception date as either a capital lease or an operating lease. From January 1, 2019, the Group adopted the new lease accounting standard, ASC Topic 842, Leases (“ASC 842”). The Group has no finance leases for any of the periods presented.

The Group leases certain office premises in different cities in the PRC and overseas under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of corporate debt of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available for use by the Group. The Group’s leases have remaining lease terms of up to four years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases of 12 months or less, the Group records rent expense in its consolidated statements of operations on a straight-line basis over the lease term.

Income taxes

Current income taxes are provided on the basis of net profit (loss) for financial reporting purposes, adjusted for income and expenses which are not assessable or deductible for income tax purposes, in accordance with the laws of the relevant tax jurisdictions.

Deferred income taxes are provided using asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operations. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the net deferred tax asset will not be realized.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operation and comprehensive income (loss). The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2018, 2019 and 2020.

Share-based compensation

Share-based payment transactions with employees and managements, such as share options, are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. Compensation expenses for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The Group elects to recognize forfeitures when they occur.

Net income (loss) per ordinary share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable preferred shares are participating securities as they participate in undistributed earnings on an as-if converted basis. Accordingly, the Group uses the two-class method, whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share income in the year; whereas the undistributed net loss for the year is allocated to ordinary shares only because the convertible redeemable participating preferred shares are not contractually obligated to share the loss.

Diluted net income per ordinary share reflects the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had participating convertible redeemable preferred shares and share options which could potentially dilute basic net income per ordinary share in the future. Diluted net income per ordinary share is computed using the two-class method or the as-if-converted method, whichever is more dilutive. When the Group has a loss, the dilutive effect of these securities is not included as they would be anti-dilutive.

Foreign currency translation

The Group’s reporting currency is RMB. The functional currency of the Company is the United States dollar (“US$”). The functional currency of the Group’s entities in Hong Kong is Hong Kong dollars. The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the consolidated statements of comprehensive income (loss).

Convenience translation

Translations of amounts from RMB into US$ are presented solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.4566 on June 30, 2021, the last business day for the six months ended June 30, 2021, representing the exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Significant risks and uncertainties

i)	Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of RMB3,251,899 and RMB 1,531,340 which were denominated in RMB at December 31, 2019 and 2020, respectively, representing 69.43% and 56.16% of the cash and cash equivalents at December 31, 2019 and 2020, respectively.

ii)	Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, loans receivable, prepaid expenses and other assets. As of December 31, 2019 and 2020, the majority of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group made loans to third-party companies under loan agreements and is exposed to credit risk in case of defaults by the debtors. The maximum amount of loss due to credit risk is limited to the total outstanding principal plus accrued interest on the balance sheets dates. As of December 31, 2020, and June 30, 2021, there was RMB778,480 and RMB 267,383 of loans receivable outstanding, respectively. The Group evaluates and monitors the credit worthiness of the debtors and records an allowance for uncollectible accounts based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtor.

There are no revenues from customers which individually represented greater than 10% of the total net revenues for the year ended December 31, 2018, 2019 and 2020.

As of December 31, 2019, receivables due from PICC for service fees under the direct lending program accounted for approximately 83.54% of the Group’s accounts receivable balance. There are no customers of the Group that accounted for greater than 10% of the Group’s carrying amount of accounts receivable as of December 31, 2020.

Recent accounting pronouncements adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Group has elected not to record on the balance sheet leases with an initial term of twelve months or less. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 (the “optional transition method”) and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost.

The new guidance applies to loans, accounts receivable, trade receivables and other financial assets measured at amortized cost. The new guidance also applies to debt securities and other financial assets measured at fair value through other comprehensive income. The new guidance was effective January 1, 2020. The Group applied the new guidance using a modified retrospective approach through a cumulative effect adjustment to retained earnings as of January 1, 2020 of RMB44,767. We have not recast prior period comparative information, which we continue to report under the accounting guidance in effect for those periods. Our adoption of the new guidance did not have a material impact on our consolidated financial statements.

Allowance for credit losses

Effective January 1, 2020, the Group implemented the new credit loss guidance using a modified retrospective approach. Prior period comparative information has not been recast and continues to be reported under accounting guidance in effect for those periods.

The allowance for credit losses is a valuation account that is deducted from the accounts receivable, loans receivable (at amortized cost basis) and other receivables to present the amount expected to be collected on these instruments. Accounts receivable, loans receivable and other receivables are charged off against the respective allowance when management believes the uncollectibility of the instrument is confirmed. Expected recoveries do not exceed the aggregate of amounts previously charged off and expected to be charged off.

Management estimates each allowance balance using relevant available information, from internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience provides the basis for the estimation of expected credit losses. Adjustments to historical loss information are made for differences in current instrument specific risk characteristics such as differences underwriting standards, portfolio mix, delinquency level or term as well as changes in environmental conditions, such as changes in unemployment rates, property values and the relevant factors.

The Group measures the allowance for credit losses on a collective pool basis when similar risk characteristics exist. Instruments that do not share similar risk characteristics are evaluated on an individual basis when applicable.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value”. ASU 2018-13 removes and modifies existing disclosure requirements on fair value measurement, namely regarding transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. Additionally, ASU 2018-13 adds further disclosure requirements for Level 3 fair value measurements, specifically changes in unrealized gains and losses and other quantitative information. ASU 2018-13 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Group had adopted ASU No. 2018-13 in the year 2020.

Recent accounting pronouncements not yet adopted

In January 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (ASU 2020-01), which clarifies the interaction of the accounting for equity securities under Topic 321, the accounting for equity method investments in Topic 323, and the accounting for certain forward contracts and purchased options in Topic 815. The Group does not expect the adoption of this guidance to have a material impact on the consolidated financial statements.

The Group does not believe that other recently issued accounting standards, if currently adopted, will have a material effect on the Group's consolidated financial statements.